Provisions, contingent liabilities, contingent assets and credit commitments - Undrawn credit commitments (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Undrawn credit commitments
Letters of credit and guarantees	$ 12,918	$ 12,447	$ 11,936
Letters of credit and guarantees, percentage change from prior period	4.00%
Letters of credit and guarantees, percentage change from same period of prior year	8.00%
Commitments to extend credit	$ 197,258	193,457	195,765
Commitments to extend credit, percentage change from prior period	2.00%
Commitments to Extend Credit, percentage change from same period of prior year	1.00%
Other	$ 108	247	702
Other, percentage change from prior period	(56.00%)
Other, percentage change from same period of prior year	(85.00%)
Total undrawn credit commitments	$ 210,284	206,151	208,403
Total undrawn credit commitments, percentage change from prior period	2.00%
Total undrawn credit commitments, percentage change from same period of prior year	1.00%
Credit commitments to customers offered and accepted but still revocable	$ 6,800	$ 8,800	$ 7,400